Schedule H, Line 4i – Schedule of Assets (Held At End of Year)	12 Months Ended
Dec. 31, 2025
EBP 009
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, Line 4i – Schedule of Assets (Held At End of Year)

LNC Employees' 401(k) Savings Plan
Plan Number: 009
EIN: 35-1140070
Schedule H, Line 4i – Schedule of Assets (Held at End of Year)
December 31, 2025

(a)	(b)	(c)	(d)	(e)
		Description of Investment
		Including Maturity Date,
	Identity of Issue, Borrower,	Rate of Interest,	Cost	Current
	Lessor or Similar Party	Par or Maturity Value	**	Value

	Mutual funds:
	Nomura	Small Cap Value Fund Class R6		$20,836,812
	AllianceBernstein	Discovery Growth Fund		71,343,756
	Total mutual funds			92,180,568

	Collective investment trusts:
	Acadian Asset Management	All Country World/ex U.S. Equity		103,677,626
	BlackRock	Equity Dividend Fund M		96,894,254
	Fidelity Institutional Asset Management	Core Plus CIT Class H		62,592,540
	Income America	In Retirement Fund Fee Class 5ForLife-L		3,362,612
	Income America	2030 Fund Fee Class 5ForLife-L		5,627,086
	Income America	2035 Fund Fee Class 5ForLife-L		2,152,205
	Income America	2040 Fund Fee Class 5ForLife-L		3,603,911
	J.P. Morgan	Large Cap Growth Fund Class CF-A		354,513,413
	MFS	International Growth Fund		90,935,180
	PIMCO	Diversified Real Asset Collective Trust		10,405,119
	State Street Global Advisors Ltd.	Target Retirement Income Fund Class M		63,421,002
	State Street Global Advisors Ltd.	Target Retirement 2025 Fund Class M		129,034,993
	State Street Global Advisors Ltd.	Target Retirement 2030 Fund Class M		211,269,950
	State Street Global Advisors Ltd.	Target Retirement 2035 Fund Class M		257,733,833
	State Street Global Advisors Ltd.	Target Retirement 2040 Fund Class M		250,566,916
	State Street Global Advisors Ltd.	Target Retirement 2045 Fund Class M		273,136,062
	State Street Global Advisors Ltd.	Target Retirement 2050 Fund Class M		239,899,626
	State Street Global Advisors Ltd.	Target Retirement 2055 Fund Class M		166,653,520
	State Street Global Advisors Ltd.	Target Retirement 2060 Fund Class M		82,874,088
	State Street Global Advisors Ltd.	Target Retirement 2065 Fund Class M		24,425,404
	State Street Global Advisors Ltd.	Target Retirement 2070 Fund Non Lending Series		1,714,199
	State Street Global Advisors Ltd.	Global Equity All Cap/ex U.S. Index Fund		50,089,364
	State Street Global Advisors Ltd.	Russell Small-Mid Cap Index Fund		118,160,713
	State Street Global Advisors Ltd.	S&P 500 Index Non Lending Series Fund Class K		351,244,979
	State Street Global Advisors Ltd.	U.S. Bond Index Fund		26,732,486
	Total collective investment trusts			2,980,721,081

*	LNC	Common stock		140,687,355
*	LNL	Investment contract — at contract value		404,468,759
	Goldman Sachs	Money market funds		4,461,148
*	Charles Schwab	Brokerage account		218,393,029
*	Participant loans	Maturing through December 2045, interest
		rates ranging from 3.25% to 9.50%	$–	39,574,892
				$3,880,486,832

*	Represents a permitted party-in-interest
**	Cost information is not required for participant-directed investments